Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
REVENUES	$ 308,492	$ 126,836
COST OF REVENUES	98,901	2,266
GROSS PROFIT (LOSS)	209,591	124,570
OPERATING EXPENSES:
Selling, general and administrative	879,720	471,588
Salaries, wages and payroll taxes	897,919	824,630
Professional fees	241,700	516,756
Depreciation and amortization	85,198	128,489
Bad debt expense	741,380	59,817
Impairment expense	23,965	0
Gain on partial extinguishment of debt	(222,092)	0
TOTAL OPERATING EXPENSES	2,647,790	2,001,280
OPERATING LOSS	(2,438,199)	(1,876,710)
OTHER INCOME (EXPENSE):
Interest expense	(135,802)	(628,104)
Loss on convertible notes	11,381	0
Change in fair market of derivative liabilities	(407,594)	(60,291)
Loss on equity investment	0	(1,500,000)
Gain on the forgiveness of debt	181,055	161,045
Exceptional Costs Gain	(18,772)	12,648
Gain/(Loss) on Disposal of Asset	(110,573)	0
Foreign currency exchange rate variance	(1,524)	(2,447)
TOTAL OTHER INCOME (EXPENSE)	(481,829)	(2,017,149)
Deferred tax expense	(5,554)	0
Net loss	(2,925,582)	(3,893,859)
Net loss attributable to non-controlling interests	(41,232)	10,404
Net loss attributable to Darkpulse, Inc.	$ (2,966,814)	$ (3,883,455)
Net loss per share - basic	$ (0.04)	$ (0.00)
Net loss per share - diluted	$ (0.04)	$ (0.00)
Weighted Average Number of Shares Outstanding, Diluted	72,028,019	8,213,651,977